Retail | Fidelity Nasdaq Composite Index Fund
Fund Summary Fund: Fidelity® Nasdaq Composite Index® Fund
Investment Objective
The fund seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index® (Index).
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Retail Fidelity Nasdaq Composite Index Fund Class: Fidelity Nasdaq Composite Index Fund
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses		Retail Fidelity Nasdaq Composite Index Fund Class: Fidelity Nasdaq Composite Index Fund
Management fee		0.24%
Distribution and/or Service (12b-1) fees		0.06%
Other expenses		0.25%
License Fee		0.06%
Other		0.19%
Total annual operating expenses		0.55%
Fee Waiver and/or expense reimbursement	[1]	0.26%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.29%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.29%. This arrangement will remain in effect through January 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Retail Fidelity Nasdaq Composite Index Fund Class: Fidelity Nasdaq Composite Index Fund
1 year	30
3 years	145
5 years	277
10 years	660

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
  Using statistical sampling techniques that take into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to create a portfolio of securities listed in the Nasdaq Composite Index that have a similar investment profile to the entire index.
  Normally investing at least 80% of assets in common stocks included in the Nasdaq Composite Index.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. See the statement of additional information (SAI) for a description of market sectors making up the Index.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Correlation to Index. The performance of the fund and the Index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the Index.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.14%	June 30, 2009
Lowest Quarter Return	-24.36%	December 31, 2008

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2014
Average Annual Total Returns Retail Fidelity Nasdaq Composite Index Fund	Past 1 year	Past 5 years	Past 10 years
Class: Fidelity Nasdaq Composite Index Fund Return Before Taxes	14.60%	17.00%	8.97%
Class: Fidelity Nasdaq Composite Index Fund Return After Taxes on Distributions	14.22%	16.74%	8.75%
Class: Fidelity Nasdaq Composite Index Fund Return After Taxes on Distributions and Sale of Fund Shares	8.52%	13.78%	7.34%
Nasdaq Composite Index® (reflects no deduction for fees, expenses, or taxes)	14.75%	17.19%	9.15%